Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 6,328,425	$ 5,812,204	$ 3,538,973
Percentage of Total revenue	100.00%	100.00%	100.00%
Event management services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 5,276,924	$ 4,681,586	$ 2,554,480
Percentage of Total revenue	83.40%	80.50%	72.20%
Stage production services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 1,051,501	$ 1,130,618	$ 984,493
Percentage of Total revenue	16.60%	19.50%	27.80%